Income Taxes - Summary of Activity Related to Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning of year	$ 568	$ 184
Additions for current year tax positions	476	384
Unrecognized tax benefits (excluding interest and penalties), end of year	1,044	568
Unrecognized tax benefits including interest and penalties, end of year	$ 1,044	$ 568